Financing Obligations (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Maturities of Long-term Debt [Abstract]
2012	$ 390
2013	284
2014	180
2015	138
2016	11
Long-term Debt, Total	$ 1,003